Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Minimum Future Obligations Under Capital And Operating Leases
Minimum future obligations under capital and operating leases at December 31, 2013 are as follows:

(in thousands)	Capital Leases	Operating Leases
2014	$5,702	$15,759
2015	5,495	12,289
2016	4,187	7,422
2017	1,597	3,197
2018	1,350	2,818
Thereafter	—	5,573
	18,331	$47,058
Less: Amount representing interest	(2,035)
	16,296
Less: Current portion	(4,719)
Long-term portion	$11,577

Schedule of Commitments To Purchase Goods or Services And For Future Minimum Guaranteed Royalties
At December 31, 2013, we had commitments to purchase goods or services, and for future minimum guaranteed royalties. They are as follows:

(in thousands)	Purchase Commitments	License & Royalty Commitments
2014	$80,525	$2,600
2015	17,498	556
2016	13,924	581
2017	9,912	581
2018	8,340	581
Thereafter	9,161	1,241
	$139,360	$6,140